LEASES AND COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LEASES AND COMMITMENTS
Rental expenses under operating leases	$ 21,599	$ 10,472	$ 6,336
Capital leases
Less: Accumulated amortization	(91)
Capital lease amortization expense	91	106	105
Future minimum lease payments for operating leases
2014	11,163
2015	8,236
2016	3,984
2017	1,582
2018 and thereafter	1,490
Total minimum lease payments	26,455
Furniture, fixtures and electronic equipment
Capital leases
Assets under capital leases, gross	$ 91